SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                         RULE 23c-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                          ENERGY INCOME AND GROWTH FUND
                             120 East Liberty Drive
                             Wheaton, Illinois 60187

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-21549


The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Securities and Exchange Commission pursuant to no-action relief granted by the Securities and Exchange Commission staff fewer than 30 days prior to the date set for the redemption.

(1) TITLE OF THE CLASS OF SECURITIES OF ENERGY INCOME AND GROWTH FUND (THE "FUND") TO BE REDEEMED:

Series B Energy Notes, Due March 30, 2046 (the "Series B Energy Notes").


(2) THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

March 13, 2009


(3) THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

The Series B Energy Notes are to be redeemed pursuant to Article II, Section 2.03(a)(i) of the Fund's Supplemental Indenture of Trust by and between the Fund and Deutsche Bank Trust Company Americas dated as of March 23, 2006, the form of which was filed with the Securities and Exchange Commission on February 10, 2006 as Exhibit (d)3 to the Fund's Registration Statement on Form N-2.


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(4) THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE
SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund intends to redeem all of the Series B Energy Notes outstanding, representing an aggregate principal amount of $25,000,000.




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                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Illinois, on this 26th day of February, 2009.


                                         ENERGY INCOME AND GROWTH FUND



                                         By:  /s/ James A. Bowen
                                              -------------------------------
                                         Name:   James A. Bowen
                                         Title:  President